UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM 13F


                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2009

               Check here if Amendment [ ]; Amendment Number: [ ]

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


         Name:     Investor AB

         Address:  Arsenalsgatan 8C, S-103, 23
                   Stockholm, Sweden
         -------------------------------------------------------------


                         Form 13F File Number: 028-03431
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Mr. Michael Oporto                      Mr. Stephen Campe
         -----------------------                 -----------------------

Title:   Attorney-in-Fact                        Attorney-in-Fact
         -----------------------                 -----------------------

Phone:   (212) 515-9000                          (212) 515-9000
         -----------------------                 -----------------------


Signature, Place, and Date of Signing:

/s/ Stephen Campe                 New York, New York         February 16, 2010
---------------------------     ----------------------     ---------------------
[Signature]                         [City, State]                 [Date]


/s/ Michael Oporto                New York, New York         February 16, 2010
---------------------------     ----------------------     ---------------------
[Signature]                         [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:         0
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Form 13F Information Table Entry Total:    25
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Form 13F Information Table Value Total:    $ 124,149 (thousands)
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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        None

                           FORM 13F INFORMATION TABLE

                                  Investor AB
                                    FORM 13F
                                December 31, 2009


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    Column 1                   Column 2       Column 3      Column 4      Column 5         Column 6   Column 7        Column 8

                               Title of                      Value    Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                Class          CUSIP       (x$1000)   Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ACHILLION PHARMACEUTICALS IN    COM             00448Q 20 1    $6,593  2,120,074 SH          DEFINED             2,120,074
AMERISOURCEBERGEN CORP          COM             03073E 10 5    $1,043     40,000 SH          DEFINED                40,000
BUNGE LIMITED                   COM             G16962 10 5    $3,768     59,025 SH          DEFINED                59,025
CITIGROUP INC                   COM             172967 10 1    $1,655    500,000 SH          DEFINED               500,000
CONSTANT CONTACT INC            COM             210313 10 2    $8,624    539,000 SH          DEFINED               539,000
DELL INC                        COM             24702R 10 1    $5,744    400,000 SH          DEFINED               400,000
DRESSER-RAND GROUP INC          COM             261608 10 3    $6,340    200,558 SH          DEFINED               200,558
DRYSHIPS INC                    SHS             Y2109Q 10 1    $3,201    550,000 SH          DEFINED               550,000
HALLIBURTON CO                  COM             406216 10 1    $7,523    250,000 SH          DEFINED               250,000
ISTA PHARMACEUTICALS INC        COM NEW         45031X 20 4    $9,207  2,019,000 SH          DEFINED             2,019,000
KENNAMETAL INC                  COM             489170 10 0    $5,184    200,000 SH          DEFINED               200,000
MORGAN STANLEY                  COM NEW         617446 44 8    $5,032    170,000 SH          DEFINED               170,000
MOSAIC CO                       COM             61945A 10 7    $4,002     67,000 SH          DEFINED                67,000
NABORS INDUSTRIES LTD           SHS             G6359F 10 3    $2,724    124,456 SH          DEFINED               124,456
NUCOR CORP                      COM             670346 10 5    $3,266     70,000 SH          DEFINED                70,000
OPEN JT STK CO-VIMPEL COMMUN    SPONSORED ADR   68370R 10 9    $4,650    250,161 SH          DEFINED               250,161
REGIONS FINANCIAL CORP NEW      COM             7591EP 10 0    $2,910    550,113 SH          DEFINED               550,113
SAFEWAY INC                     COM NEW         786514 20 8    $5,844    274,489 SH          DEFINED               274,489
SANTARUS INC                    COM             802817 30 4    $5,336  1,155,081 SH          DEFINED             1,155,081
STRYKER CORP                    COM             863667 10 1    $2,166     43,000 SH          DEFINED                43,000
SUNTRUST BKS INC                COM             867914 10 3    $7,102    350,000 SH          DEFINED               350,000
THOMAS WEISEL PARTNERS GRP I    COM             884481 10 2      $142     37,661 SH          SOLE                   37,661
TRANSOCEAN LTD                  REG SHS         H8817H 10 0    $8,694    105,000 SH          DEFINED               105,000
VARIAN MED SYS INC              COM             92220P 10 5    $3,280     70,000 SH          DEFINED                70,000
WELLS FARGO & CO NEW            COM             949746 10 1   $10,121    375,000 SH          DEFINED               375,000